SCHEDULE OF INFORMATION RELATING TO THE COMPANY’S IDENTIFIABLE INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortized, Gross Amount	$ 11,634,560	$ 10,022,560	$ 8,634,560
Amortized, Impairment		(1,388,000)
Amortized, Accumulated Amortization	(8,218,021)	(6,968,401)	(4,494,223)
Amortized, Carrying Value	3,416,539	1,666,159	4,140,337
Indefinite-lived, Gross Amount	16,088,440	14,476,440	14,476,440
Indefinite-lived, Impairment		(1,388,000)
Indefinite-lived, Accumulated Amortization	(8,218,021)	(6,968,401)	(4,494,223)
Indefinite-lived, Carrying Value	7,870,419	6,120,039	9,982,217
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived, Gross Amount	4,453,880	4,453,880	5,841,880
Indefinite-lived, Impairment
Indefinite-lived, Accumulated Amortization
Indefinite-lived, Carrying Value	4,453,880	4,453,880	5,841,880
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized, Gross Amount	8,634,560	10,022,560	8,634,560
Amortized, Impairment		(1,388,000)
Amortized, Accumulated Amortization	(8,218,021)	(6,968,401)	(4,494,223)
Amortized, Carrying Value	416,539	$ 1,666,159	$ 4,140,337
Technology Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized, Gross Amount	3,000,000
Amortized, Impairment
Amortized, Accumulated Amortization
Amortized, Carrying Value	$ 3,000,000